UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

December 31, 2015

This Page Was Left Blank Intentionally

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

DECEMBER 31, 2015 (UNAUDITED)

 Dear Shareholders,

•

2015 was a disappointing year, ending with a whimper.   Santa failed to show up.

•

2015 saw high volatility.

•

Except for large consumer companies, no major category experienced close to an average long-term return, though a few were modestly positive.  Most categories were well under average and over half were down for the year.

•

The best major sectors of the S&P 500 were Consumer, Health Care, Technology and Telecomm while the worst were Energy, Materials, Utilities and Industrials.

•

Overall the S&P 500 was up 1.3%, but an equal-weighted S&P 500 actually lost 2.2%.

•

Equal weighted indexes have outperformed the capital weighted indexes over the past 15 years.

•

However, equal weighted indexes have mostly underperformed the capital weighted indexes the past couple years.  The equal weight S&P 500 returned -2.2% (3.5% less than the capital weighted index) in 2015.

•

We must remember that indexes do not have expenses.  This, plus the fact most professional managers are more diversified, explains at least in great part why so many managers have had trouble meeting or beating the S&P 500 the last couple years.  (See discussion and tables.)

•

Real Estate was the top performing major category, experiencing a modestly positive year, up 2.4%.

•

International developed market stocks were down slightly, but emerging markets took it on the chin with double digit losses.

•

Gold, silver and commodities continued to slide in 2015 with losses from 11% (precious metals) to over 41% (energy).

•

Overall, bonds were slightly positive, though many bond funds were flat or negative.

•

Most diversified investment portfolios will show negative returns for the year.

•

We encourage you to read our articles posted on the STAAR Blog at www.SFAMoney.com.  We are continually evaluating economic and market conditions and will seek to make wise decisions as the year develops.

Below is a summary of index returns for 2015.  We included the major indexes that represent a majority of investment options.   I have also provided an average return along with expenses to give you an idea of how a broadly diversified investment portfolio might have performed.

For illustration, we are using a portfolio of major index categories representing a broadly diversified “balanced” mix of holdings.  These indexes include equal allocations of Cash, Government and Corporate Bonds of varying maturities, Large Stocks, MidCap Stocks, Small Stocks, International Developed Economy Stocks, Emerging Market Stocks, Real Estate, and a basket of Gold, Silver and Commodities.

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

We also include typical professional portfolio expenses in our illustration.  Even a passive portfolio of exchange-traded funds (ETFs) will likely have average expenses ranging from .35% to .75% per year.  A diversified portfolio of traditional mutual funds will have expenses typically between .75% and 2% or more.  Privately managed portfolios using individual stocks and bonds along with ETFs and traditional funds will typically range from 1.5% to 3%.  For our illustration we have used total annual expenses of 1.5%.

A capital weighted index attributes performance in proportion to a company’s size.  Therefore larger companies will dominate the index’s performance.  In the past couple years a smaller number of larger companies have attracted more investment dollars and produced greater returns than the average company.

An equal weighted index counts each company’s return equally in computing its average.  Note that, in general, equal weighted averages outperformed capital weighted indexes for the last 15 years even while underperforming significantly in 2014 and 2015.   It can be argued that equal weighted indexes are closer to the portfolios of mutual fund and private account managers.  Fund managers by design are expected to be significantly diversified, which precludes weighting too much of a portfolio to a small number of companies.

The model portfolios below consist of 30.77% Cash and Bonds, 38.46% U.S. Stocks, 15.38% International Stocks, 7.69% Real Estate and 7.69% in Gold, Silver, and Commodities.

Portfolio Net Total Return using Capital Weighted Stock Indexes	2015	5 Yr	10 Yr	15 Yr
Total Returns Average (Equal Amt. in Ea. Category)	-3.22%	4.39%	4.79%	5.87%
Portfolio Expenses	-1.50%	-1.50%	-1.50%	-1.50%
Portfolio Net Total Returns	-4.72%	2.89%	3.29%	4.37%

Portfolio Net Total Return using Equal Weighted Stock Indexes	2015	5 Yr	10 Yr	15 Yr
Total Returns Average (Equal Amt. in Ea. Category)	-4.02%	4.14%	5.49%	7.18%
Portfolio Expenses	-1.50%	-1.50%	-1.50%	-1.50%
Portfolio Net Total Returns	-5.52%	2.64%	3.99%	5.68%

(The detailed tables can be found in an article on our web site, or will be provided upon request.  Just call our offices at 412-367-9076.)

General Conclusions:

•

The past two years have seen well below average returns in stocks and bonds.

•

If you didn’t own an unusually small number of the best performing stocks your portfolio will probably have returned less than the major capital-weighted indexes.

•

Probable returns for 2015 balanced portfolios should be in the -7% to -3% ranges, depending on exact allocations to cash and bonds and particular sectors or stocks.  Better than -5% net of expenses represents a comparatively good return.

An equal weighted portfolio of the STAAR Funds (33.33% bonds) returned -4.24% net after expenses in 2015.  If you were more aggressive your return is probably less.  If you were more conservatively allocated, your return was probably better.  Returns are also affected by cash flows, so performance is affected by the timing and amount of deposits or withdrawals.

We appreciate your trust and confidence in the STAAR Funds.  If you have any questions or concerns about the Funds or about your planning needs, please give us a call at 412-367-9076.

Sincerely,

J. André Weisbrod

CEO, STAAR Financial Advisors, Inc. and Chairman, Board of Trustees of the STAAR Investment Trust

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

 DECEMBER 31, 2015 (UNAUDITED)

For a review of the overall markets and index performance, please read the Letter to Shareholders at the beginning of this report.

AltCat Fund Management Discussion of Performance

The AltCat Fund experienced a -5.2% return for 2015.   This trailed the MSCI ACWI world stock capital weighted index (-2.4%), but beat the equal weighted index (-6.49%).  Investors should understand that the AltCat Fund does not fit neatly into any category.  It is flexibly managed and utilizes a wider scope of categories to maximize diversity, including small companies, emerging markets and alternative investments such as precious metals and others that may not be represented in the benchmark indexes.

In general, the categories that under performed included gold and silver, other commodities, international emerging markets and small company stocks.  The categories that outperformed included real estate, large company stocks, short-term bonds and cash.   But there were no major categories that had even close to long term average performances.  All under performed.

Current market volatility and concentration in certain larger companies has made short-term investing harder.  We are not day traders or short-term momentum investors.  As with all our stock funds, we are seeking to organize our portfolio so as to achieve a good long term returns in line with our objectives.  We are looking ahead three to five years and are willing to look short-term stupid if we are long-term right.

Among our best performing positions owned at the beginning of the year were Zix Corp (+41.11%), Accenture PLC(+19.38%), Bristol Myers Squibb Company (+19.06%), Costco (+18.56), Boeing (+14.04%), IQ Global Agribusiness SmallCap ETF (+13.38%), Kimberly Clark Corp (+13.22%), Vanguard healthcare Inv. Fund (+12.65%), Zoetis Inc (+12.14%), and iShares NASDAQ Biotechnology ETF (+11.47%).

Underperformers included United Natural Foods (-49.10%), Fiesta Restaurant Group (-44.74%), Inventure Foods (-44.27%), Anadarko Petroleum (-39.81%), United Rentals Inc. (-28.89%), Franklin Natural Resources Fund (-27.85%), US Silica Hldgs (-25.39%), Sprouts Farmers Markets (-21.75%), and Vanguard Energy Fund (-21.50%).  American Airlines Group was added during the year and also under performed.

General Bond Fund Management Discussion of Performance

The Fund ended 2015 with disappointing performance due mostly to exposure to Puerto Rican bond exposure.  Hopefully it will recover in 2016.  Federal Reserve policies have continued to keep interest rates at historical lows, but a small increase in its funds rate caused interest rates to rise modestly and bring the value of bonds down.  Many bond funds averages saw losses for 2015 as a result.  Our prognosis had been for interest rates to begin rising in 2015 and therefore we kept our average maturities shorter, which should help the Fund going forward.  When interest rates rise the value of bonds falls.  While we will not be able to prevent losses on a short term basis, the fund is well positioned to weather upward rate trends and hopefully any negative performance will be held to a minimum.  However, with the current economic uncertainties, we think the Fed

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

 DECEMBER 31, 2015 (UNAUDITED)

will be slower to enact rate increases, which should keep bond prices from falling as much as we first thought in 2016.

International Fund Management Discussion of Performance

International stocks had a rough time in the second half of 2015 and both developed countries and emerging markets countries experienced negative returns for the year.  The INTF suffered from its exposure to emerging markets.  However, we have always had such exposure and will continue to because we think over the long haul emerging markets have better upside potential, which validates the increased risk.  This served us very well for almost 15 years until recently and we think continued exposure, albeit a bit less, to emerging markets is an important part of international investing.

We continue to think many of the International markets are undervalued and should recover relative to the U.S. markets.  China’s problems coupled with continuing concerns in Europe are putting a damper on gains, and contagion is a real concern.  If the dollar retreats, International investments will benefit going forward.  We cannot predict when the trend will reverse, but it would seem inevitable.  The entire universe seeks equilibrium, and if all else is equal, currencies, stock markets and the economies in which they exist are subject similarly to correction of extremes.

An International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.

Our best performing positions were Adecoagro SA (which we sold at a nice profit), Accenture PLC(+19.38%), Deutsche X-trackers MSCI EAFE Hedged ETF (+4.50%), Calamos Int’l Growth Fund (+2.79%), Putnam Int’l Capital Opportunities Fund (+2.28%), iShares MSCI Switzerland ETF (+.51%), and First Trust Dorsey Wright Int’l Focus ETF (+.28%).

Our most disappointing positions included Pengrowth Energy Corp (-71.53%), Tata Motors Ltd ADR (-29.77%), Templeton Developing Mkts Fund (-19.67%), iShares MSCI Singapore ETF (-17.95%), BLDRS Emerging Mkts 50 ETF (-16.00%), Statoil ASA ADR (-15.60%), Aberdeen Int’l Equity Fund (-14.40%), iShares MSCI Australia ETF (-10.31%), WisdomTree Int’l Div Ex Financials ETF (-8.26%), and SPDR S&P Emerging Asia ETF (-7.86%)

Larger Company Stock Fund Management Discussion of Performance

Large company U.S. stocks as represented by the S&P 500 generally out performed small companies and international stocks, though it lost some of its luster compared to 2014.  In both years the capital weighted index outperformed the equal weighted index, which is somewhat an anomaly.

Our top performing positions owned at the beginning of the year were Public Storage (+37.52%), Costco (+18.56%), Boeing Co. (+14.04%), Kimberley Clark (+13.58%), Zoetis (+13.22%), iShares Nasdaq Biotechnology ETF (+12.14%), iShares U.S. Medical Devices ETF (+9.68%), Pepsico (+8.59%), Brown Advisory Growth Equity Fund (+6.88%), Consumer Staples Select Sector ETF (+6.84%), First Trust Dorsey Wright Focus ETF (+6.81%), Microchip Technology Inc. (+6.34%), and iShares U.S. Healthcare ETF (+6.33%).  Positive additions to the portfolio during the period included Walgreens Boots Alliance and Vanguard Consumer Discretionary ETF.

Underperformers included United Natural Foods (-49.10%), Anadarko Petroleum (-39.81%), United Rentals Inc. (-28.89%), Sprouts Farmers Markets (-21.75%), VF Corp (-15.11%), Market Vectors Agribusiness (-8.90%), and HCP Inc (-8.02%).  We exited some positions during the year, including FedEx, National Oil Well Varco, Antero Resources, Powershares DB Commodity Tracking ETF, and Kansas City Southern and Capital One.

Short Term Bond Fund Management Discussion of Performance

The Fund performed in line with its objectives trailing its benchmark index and the short term bond funds average slightly on a total return basis.  Our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except that we were unable to make any interest distributions in 2015, which is the situation with many money market funds.  Going forward we see short-term interest rates remaining in a historically low range, but with a bias to modest rising rates over the next couple years. In the interest of helping this Fund fulfill its purpose better, the Adviser has waived its management fees since mid 2014, and will continue to do so until it can generate interest distributions.

Smaller Company Stock Fund Management Discussion of Performance

SmallCap stocks mostly underperformed LargeCap stocks in 2015.  The SCSF trailed its benchmark index and to a lesser extent trailed the small company stock funds average in 2015.

Our best performing positions were Zix Corp (+41.11%), Watsco, Inc. (+12.08%), Aberdeen SmallCap Fund (+8.29%), Quality Systems Inc (+8.53%), iShares S&P SmallCap 600 Growth ETF (+2.65%) and United Guardian (+1.61%).

Underperformers included Pengrowth Energy Corp (-71.63%), Prudhoe Bay Royalty Trust (-54.46%), Fiesta Restaurant Group Inc (-44.74%), Inventure Foods (-44.27%), Satuit Capital US Emerging Companies Fund (-10.80%), Eastgroup Properties Inc (-8.48%), Powershares Global Water ETF (-7.62%), iShares Russell 2000 Value ETF (-7.53%), and Franklin Microcap Value Fund (-7.33%).

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

 AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+4.48%	-5.20%	-5.20%	+5.17%	+3.29%	+3.03%	+4.16%	+4.38%
MSCI ACWI NR USD Index	+5.03%	-2.36%	-2.36%	+7.69%	+6.09%	+4.76%	N/A	N/A
S&P 500 Index	+7.04%	+1.38%	+1.38%	+15.13%	+12.57%	+7.31%	+6.81%	+7.92%
Morningstar World Stock Funds Index	+4.14%	-1.69%	-1.69%	+8.26%	+6.51%	+4.95%	+5.35%	+5.92%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

STAAR General Bond Fund (SITGX)--  A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-1.07%	-2.02%	-2.02%	-0.93%	+0.42%	+1.72%	+3.13%	+3.08%
Barcap Intermed Gov/Cred Index	-0.69%	+1.07%	+1.07%	+1.10%	+2.58%	+4.04%	+4.99%	+5.02%
Morningstar Intermed-Term Bd Fd Avg	-0.60%	-0.26%	-0.26%	+1.16%	+3.22%	+4.18%	+4.76%	+4.80%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	+1.90%	-7.57%	-7.57%	-2.74%	-2.75%	+0.44%	+2.30%	+3.13%
EAFE Index	+4.71%	-0.81%	-0.81%	+5.01%	+3.60%	+3.03%	+4.49%	+4.33%
Morningstar Foreign Large Blend Fds Avg	+3.58%	-1.59%	-1.59%	+3.67%	+2.60%	+2.79%	+3.25%	+3.71%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	+5.94%	-3.87%	-3.87%	+8.60%	+6.38%	+3.09%	+3.80%	+4.59%
S&P 500 Index	+7.04%	+1.38%	+1.38%	+15.13%	+12.57%	+7.31%	+6.81%	+7.92%
Morningstar Large Blend Fds Avg	+5.56%	-1.07%	-1.07%	+13.22%	+10.75%	+6.44%	+5.66%	+6.59%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

 STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.11%	+0.00%	+0.00%	-0.18%	+0.21%	+1.15%	+3.05%	+3.09%
Barcap 1-3 Year US Govt Index	-0.36%	+0.65%	+0.65%	+0.69%	+0.98%	+2.74%	+3.81%	+3.93%
Morningstar Short-Term Bd Fd Avg	-0.41%	+0.19%	+0.19%	+0.54%	+1.49%	+2.86%	+3.33%	+3.44%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

 Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 12/31/15	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+1.42%	-6.76%	-6.76%	+6.81%	+4.78%	+3.27%	+6.02%	+6.09%
Russell 2000 Index	+3.59%	-4.41%	-4.41%	+11.65%	+9.19%	+6.80%	+7.53%	+7.81%
Morningstar Small Blend Fds Avg	+2.68%	-5.38%	-5.38%	+10.34%	+8.22%	+6.27%	+8.38%	+8.78%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares		Value

COMMON STOCKS - 23.01%

Air Courier Servcies - 0.24%
50	Fedex Corp.	$ 7,449

Air Transportation, Scheduled - 0.40%
300	American Airlines Group, Inc.	12,705

Aircraft - 1.14%
250	Boeing Co.	36,147

Beverages - 1.21%
350	Diageo Plc. ADR	38,175

Converted Paper & Paperboard Products - 1.21%
300	Kimberly Clark Corp.	38,190

Crude Petroleum & Natural Gas - 0.31%
200	Anadarko Petroleum Corp.	9,716

Electric Services - 1.97%
1,000	PPL Corp.	34,130
600	Southern Co.	28,074
		62,204
Electronic Computers - 0.33%
100	Apple, Inc.	10,526

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.48%
750	V.F. Corp.	46,688

Mining & Quarrying of Nonmetal - 0.30%
500	U.S. Silica Holdings, Inc.	9,365

Miscellaneous Food Preparation - 1.08%
4,800	Inventure Foods, Inc. *	34,080

Perfumes, Cosmetics & Other Toilet Preparations - 1.15%
1,900	United Guardian, Inc.	36,385

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

Petroleum Refining - 0.31%
700	Statoil ASA ADR	$ 9,772

Pharmaceutical Preparations - 3.00%
5,200	Apricus Biosciences, Inc. *	5,148
400	Bristol Myers Squibb Co.	27,516
151	Johnson & Johnson	15,511
600	Mylan, Inc. *	32,442
300	Zoetis, Inc.	14,376
		94,993
Retail-Eating Places - 0.96%
900	Fiesta Retaurant Group, Inc. *	30,240

Retail-Variety Stores - 1.53%
300	Costco Wholesale Corp.	48,450

Retail-Grocery Stores - 0.50%
600	Sprouts Farmers Market, Inc. *	15,954

Services-Business Services, NEC - 0.66%
200	Accenture Plc. Class A	20,900

Services-Computer Processing & Data Preparation - 0.88%
5,500	Zix Corp. *	27,940

Services-Computer Programming - 0.60%
25	Alphabet, Inc.	18,972

Services-Equipment Rental & Leasing, NEC - 1.32%
600	Air Lease Corp.	20,088
300	United Rentals, Inc. *	21,762
		41,850
State Commercial Banks - 0.91%
400	Northern Trust Corp.	28,836

Telephone Communications - 1.27%
1,000	Fusion Telecommunications Intl., Inc.	3,260
800	Verizon Communications, Inc.	36,976
		40,236

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

Wholesale-Groceries & General Line - 0.25%
200	United Natural Foods, Inc. *	$ 7,872

TOTAL FOR COMMON STOCKS (Cost $637,978) - 23.01%		727,645

EXCHANGE TRADED FUNDS - 33.36%
800	Builders Emerging Markets 50 ADR Index Fund	23,256
600	Consumer Discretionary SPDR ETF	46,896
1,200	DB X-trackers MSCI EAFE Hedged Equity ETF	32,592
700	First Trust Dorsey Wright Focus 5 ETF	16,443
1,500	First Trust Dorsey Wright International Focus 5 ETF	26,835
100	Guggenheim S&P SmallCap 600 Pure Growth ETF	8,086
500	IQ Global Agribusiness SmallCap ETF	13,926
200	iShares Dow Jones US Health Care Sector Index Fund	30,002
400	iShares Dow Jones US Medical Devices Index Fund	48,992
350	iShares MSCI EAFE Index Fund	20,552
150	iShares NASDAQ Biotechnology Index Fund	50,750
300	iShares Russell 2000 Index Fund	33,786
650	iShares Russell Microcap Index Fund	46,865
1,500	iShares Russell Midcap Growth Index Fund	137,880
600	iShares S&P 600 SmallCap Growth Index Fund	74,586
400	iShares S&P Global Healthcare Sector Index Fund	41,048
400	iShares S&P Global Infrastructure Fund	14,374
600	iShares S&P Global Technology Sector Fund	58,512
700	iShares U.S. Technology	74,921
400	Market Vectors-Agribusiness	18,596
900	Powershares Global Water Portfolio	18,837
400	PowerShares QQQ ETF	44,744
600	ProShares S&P 500 Dividend Aristocrats	29,598
1,000	PureFunds ISE Cyber Security ETF *	25,900
50	SPDR S&P Emerging Asia Pacific Fund	3,680
600	Vanguard REIT Index	47,838
400	WisdomTree International Small Cap Dividend Fund	23,240
400	WisdomTree Midcap Earnings Fund	34,856
100	WisdomTree Total Earnings ETF	7,109
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $817,147) - 33.36%		1,054,700

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

OPEN END MUTUAL FUNDS - 36.59%
2,065	American Smallcap World Fund Class F-1	$ 89,156
8,987	Franklin Global Mutual Discovery Fund Class A	259,364
4,175	Franklin Natural Resources Fund Class A	85,332
12,363	Live Oak Health Sciences Fund	236,998
8,368	Matthews Asian Growth & Income Fund	134,137
1,946	Vanguard Energy Fund	79,906
1,233	Vanguard Health Care Fund	271,800
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $838,352) - 36.59%		1,156,693

REAL ESTATE INVESTMENT TRUSTS - 4.43%
350	American Tower Corp.	33,933
100	Boston Properties, Inc.	12,754
560	Eastgroup Properties Inc.	31,142
900	HCP, Inc.	34,416
1,300	One Liberties Properties, Inc.	27,898
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $126,927) - 4.43%		140,143

MONEY MARKET FUND - 2.60%
82,141	Federated Prime Obligations Fund-Institutional Class 0.23% ** (cost $82,141)	82,141

TOTAL INVESTMENTS (Cost $2,502,545) - 99.99%		3,161,322

OTHER ASSETS LESS LIABILITIES - 0.01%		186

NET ASSETS - 100.00%		$ 3,161,508

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 78.72%

Automobile Manufacturing - 1.64%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/18	$ 24,905

Banking - Global - 1.28%
20,000	CorpBanca 3.125%, 1/15/18	19,489

Chemicals Domestic - 1.62%
25,000	Dow Chemical Co. Sr 1.90%, 3/15/18	24,581

Commerce-Banks Central US - 14.11%
64,000	Bank of Oklahoma 5.75%, 5/15/17	63,731
50,000	GE Capital Retail Bank CD 1.75%, 4/5/17	50,200
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	49,895
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,428
		214,254
Commerce-Banks Eastern US - 14.51%
25,000	Cit Bank CD 1.65%, 12/5/19	24,507
50,000	Discover Bank CD 1.45%, 3/1/17	50,256
40,000	Discover Bank CD 1.75%, 4/4/17	40,341
35,000	Goldman Sachs Bank CD 1.6%, 3/11/19	34,841
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,396
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	19,949
		220,290
Commercial Service-Finance - 4.86%
25,000	Air Lease Corp. 2.125%, 1/15/18	24,563
50,000	GATX Corp. 2.50%, 7/30/19	49,196
		73,759
Diversified Banking Institution - 9.80%
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	25,044
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,010
50,000	Royal Bank of Canada 2.00%, 1/29/21	51,227
50,000	Royal Bank of Canada 2.25%, 3/19/21	47,476
		148,757
Electric Services - 1.32%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,013

Finance-Auto Loans - 1.63%
25,000	Ford Motor Credit Co. 1.684%, 9/8/17	24,697

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares/Principal		Value

Food & Beverage - 2.93%
25,000	Beam, Inc. 1.75%, 6/15/18	$ 24,624
20,000	Conagra Foods, Inc. 1.90%, 1/25/18	19,889
		44,513
Gold & Silver Ores - 1.60%
25,000	Goldcorp, Inc., New 2.125%, 3/15/18	24,229

Integrated Oils - 3.38%
25,000	Petrobras Global Fin 2.00%, 5/20/16	24,625
30,000	Petrobras International Fin 5.875%, 3/1/18	26,700
		51,325
Oil & Gas Field Machinery & Equipment - 2.05%
35,000	Transocean, Inc. 6.00%, 3/15/2018	31,150

Media Diversified - 4.85%
75,000	Viacom, Inc. 2.20%, 4/1/19	73,670

Medical-HMO - 1.64%
25,000	Catholic Health 1.60%, 11/1/17	24,951

Metal Mining - 1.00%
20,000	Teck Resources, Ltd. 2.50%, 2/1/18	15,200

Services-High School - 3.31%
50,000	Jefferson High School 2.00%, 8/01/18	50,275

Telephone-Integrated - 2.04%
30,000	Centurylink, Inc. 6.00%, 4/1/17	31,050

Travel & Lodging - 1.98%
30,000	Carnival Corp. Sr NT 1.20%, 2/5/16	30,009

Water, Sewer, Pipeline - 1.52%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	23,112

Wholesale - Hardware - 1.65%
25,000	Intel Corp. 1.35%, 12/15/17	25,033

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,211,776) - 78.72%		1,195,262

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares/Principal		Value

EXCHANGE TRADED FUNDS - 9.73%
820	iShares Lehman TIPS Bond	$ 89,938
1,000	Spdr Barclays Short Term Teasury	30,100
300	Vanguard Mortgage-Backed Securities	15,816
150	Vanguard Short-Term Corp. Bond Index Fund	11,849
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $142,540) - 9.73%		147,703

REAL ESTATE INVESTMENT TRUSTS - 6.61%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	100,435
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,884) - 6.61%		100,435

REVENUE BOND - 0.94%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	14,251
TOTAL FOR REVENUE BOND (Cost $50,027) - 0.94%		14,251

MONEY MARKET FUND - 3.41%
51,802	Federated Prime Obligations Fund - Institutional Class 0.23% ** (Cost $51,802)	51,802

TOTAL INVESTMENTS (Cost $1,556,029) - 99.41%		1,509,453

OTHER ASSETS LESS LIABILITIES - 0.59%		8,967

NET ASSETS - 100.00%		$1,518,420

**Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares		Value

COMMON STOCK - 2.66%

Beverages - 1.29%
250	Diageo Plc. ADR	$ 27,267

Crude Petroleum & Natural Gas - 0.09%
2,500	Pengrowth Energy Corp.	1,833

Motor Vehicles & Passenger Carriers - 0.28%
200	Tata Motors Ltd. ADR *	5,894

Petroleum Refining - 0.26%
400	Statoil ASA ADR	5,584

Services - Business Services - 0.74%
150	Accenture Plc Class A	15,675

TOTAL FOR COMMON STOCK (Cost $61,161) - 2.66%		56,253

EXCHANGE TRADED FUNDS - 33.44%
1,500	Builders Emerging Markets 50 ADR Index Fund	43,605
4,300	DB X-Trackers MSCI EAFE Hedged Equity Fund	116,788
4,500	First Trust Dorsey Wright International Focus 5 ETF	80,505
400	First Trust-ISE China Index	11,344
600	iShares MSCI Australia Index Fund	11,376
600	iShares MSCI EAFE Index Fund	35,232
400	iShares MSCI Emerging Markets Index Fund	12,876
1,100	iShares MSCI Singapore Index Fund	11,308
900	iShares MSCI Sweden Index Fund	26,262
1,100	iShares MSCI Switzerland Index Fund	34,144
400	SPDR S&P Emerging Asia Pacific Fund	29,440
500	Vanguard Global Ex-U.S Real Estate	25,550
1,400	WisdomTree International High Dividend ETF	52,836
1,300	WisdomTree International Dividend Ex-Financial Fund	49,452
2,900	WisdomTree International Small Cap Dividend Fund	168,490
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $727,823) - 33.44%		709,208

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

OPEN END MUTUAL FUNDS - 63.26%
5,175	American Europacific Growth Fund Class-F-1	$ 233,692
2,881	Calamos International Growth Class A	49,059
6,554	Franklin Templeton Developing Markets Trust Class A	89,065
4,406	Harbor International Fund Institutional Class	261,866
3,980	Putnam International Capital Opportunities Fund Class A	135,757
14,048	Sextant International Fund	193,716
19,518	T Rowe Price International Growth & Income Funds	255,103
10,283	The Aberdeen International Equity Fund Institutional Service Class	123,092
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,038,241) - 63.26%		1,341,350

MONEY MARKET FUND - 0.77%
16,413	Federated Prime Obligations Fund - Institutional Class 0.23% ** (cost $16,413)	16,413

TOTAL INVESTMENTS (Cost $1,843,638) - 100.13%		2,123,224

LIABILITIES LESS OTHER ASSETS - (0.13)%		(2,670)

NET ASSETS - 100.00%		$ 2,120,554

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares		Value

COMMON STOCK - 18.86%

Air Courier Services - 0.47%
100	Fedex Corp.	$ 14,899

Aircraft - 1.15%
250	The Boeing Co.	36,148

Beverages - 0.79%
250	Pepsico, Inc.	24,980

Converted Paper & Paperboard Products - 1.01%
250	Kimberly Clark Corp.	31,825

Crude Petroleum & Natural Gas - 0.31%
200	Anadarko Petroleum Corp.	9,716

Electric Services - 2.37%
1,100	PPL Corp.	37,543
800	Southern Co.	37,432
		74,975
Electronic Computers - 0.33%
100	Apple, Inc.	10,526

Heavy Construction Other Than Blgs Const - Contractors - 0.13%
100	Jacobs Engineering Group, Inc. *	4,195

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.38%
700	V.F. Corp.	43,575

National Commercial Banks - 2.06%
300	Capital One Financial Corp.	21,654
800	Wells Fargo & Co.	43,488
		65,142
Pharmaceutical Preparations - 3.25%
350	Johnson & Johnson	35,952
700	Mylan, Inc. *	37,849
600	Zoetis, Inc.	28,752
		102,553

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

Retail-Drug Stores & Proprietary Stores - 0.40%
150	Walgreens Boots Alliance, Inc.	$ 12,773

Retail-Variety Stores - 1.53%
300	Costco Wholesale Corp.	48,450

Retail-Grocery Stores - 0.25%
300	Sprouts Farmers Market, Inc. *	7,977

Semiconductors & Related Devices - 1.18%
800	Microchip Technology, Inc.	37,232

Services-Equipment Rental & Leasing, Nec - 0.97%
700	Air Lease Corp.	23,436
100	United Rentals, Inc. *	7,254
		30,690
Telephone Communications - 1.03%
700	Verizon Communications, Inc.	32,354

Wholesale-Groceries & General Line - 0.25%
200	United Natural Foods, Inc. *	7,872

TOTAL FOR COMMON STOCK (Cost $497,595) - 18.86%		595,882

EXCHANGE TRADED FUNDS - 28.81%
1,050	Consumer Discretionary SPDR	82,069
1,800	Consumer Staples Select Sector SPDR	90,882
200	First Trust Dorsey Wright Focus 5 ETF	4,698
1,200	First Trust ISE Cloud Computing Index	36,048
300	iShares Core S&P 500 ETF	61,461
100	iShares Nasdaq Biotechnology	33,833
2,350	iShares Russell Mid Cap Growth Index	216,012
250	iShares U.S. Healthcare ETF	37,503
400	iShares U.S. Medical Devices ETF	48,992
200	iShares U.S. Real Estate ETF	15,016
400	iShares U.S. Tech ETF	42,812
100	Market Vectors Agribusiness	4,649
400	Powershares DWA Momentum ETF	16,548
350	Powershares QQQ ETF	39,151

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
400	ProShares S&P 500 Dividend Aristocrats	$ 19,732
1,000	PureFunds ISE Cyber Security ETF *	25,900
300	Vanguard Consumer Discretionary	36,766
600	Vanguard Dividend Appreciation ETF	46,656
550	Vanguard REIT Index	43,851
100	WisdomTree Total Earnings	7,109
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $728,444) - 28.81%		909,688

OPEN-END MUTUAL FUNDS - 47.24%
7,542	AF Fundamental Investors Fund Class F-1	382,300
9,994	AMG Yacktman Service	208,577
12,922	Brown Advisory Growth Equity Inst	250,294
6,938	Franklin Rising Dividends Fund Class A	331,307
3,058	Mairs & Power Growth Fund	319,389
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $824,416) - 47.24%		1,491,867

REAL ESTATE INVESTMENT TRUSTS - 3.78%
400	American Tower Corp.	38,780
200	Boston Properties, Inc.	25,508
500	HCP, Inc.	19,120
145	Public Storage, Inc.	35,917
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $91,881) - 3.78%		119,325

MONEY MARKET FUND - 1.36%
42,824	Federated Prime Obligations Fund - Institutional Class 0.23% ** (Cost $42,824)	42,824

TOTAL INVESTMENTS (Cost $2,185,160) - 100.05%		3,159,586

LIABILITIES LESS OTHER ASSETS - (0.05)%		(1,634)

NET ASSETS - 100.00%		$ 3,157,952

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 96.90%

Aerospace & Defense - 7.62%
65,000	L-3 Communications Corp. 1.5%, 5/28/17	$ 64,195

Banking - 9.51%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	29,959
50,000	Sallie Mae/ Salt Lake CD 1.20% 11/7/16	50,149
		80,108
Banks - Domestic MTN - 2.96%
25,000	Credit Suisse NY MTN 1.375%, 5/26/17	24,882

Commerce-Banks Eastern US - 2.98%
25,000	Discover Bank CD 2.05%, 10/9/18	25,120

Commerce-US Banks Domestic - 20.67%
20,000	GE Capital Bank CD 1.15%, 5/23/17	19,993
50,000	GE Capital Retail Bank CD 1.05%, 2/28/17	50,086
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	25,010
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	49,020
30,000	Synchrony Bank CD 1.10%, 6/13/17	29,970
		174,079
Commercial Services-Finance - 6.44%
30,000	Air Lease Corp. 2.125%, 1/15/18	29,475
25,000	GATX Corp. SR NT 1.25%, 3/4/17	24,749
		54,224
Communication Services, Nec - 7.70%
40,000	AT&T, Inc. 1.40%, 12/01/17	39,815
25,000	BPCE Global NT 1.70% 4/25/16	25,039
		64,854
Diversified Banking Institution - 12.49%
40,000	Ally Bank CD 1.10%, 8/22/16	40,091
25,000	Bank of America Corp. 1.25%, 1/11/16	25,002
40,000	Citigroup, Inc. 1.30%, 4/1/16	40,056
		105,149
Home Improvement - 2.95%
25,000	Whirlpool Corp. SR GLBL 1.35%, 03/01/17	24,854

Oil & Gas Field Services, NEC - 3.51%
30,000	FMC Technologies, Inc. 2.00%, 10/01/17	29,532

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares/Principal		Value

Services-Health Services - 2.95%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	$ 24,821

Services-High School - 5.93%
50,000	Jefferson Union High School 1.45%, 8/1/17	49,915

Short Term Corporate - 11.19%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	35,141
60,000	Petrobras Global Fin. 2.00%, 5/20/16	59,100
		94,241

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $819,107) - 96.90%		815,974

EXCHANGE TRADED FUNDS - 0.94%
100	Vanguard Short-Term Corporate Bond Index Fund	7,899
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $7,869) - 0.94%		7,899

MONEY MARKET FUND - 1.91%
16,065	Federated Prime Obligations Fund - Institutional Shares 0.23% * (Cost $16,065)	16,065

TOTAL INVESTMENTS (Cost $843,041) - 99.75%		839,938

OTHER ASSETS LESS LIABILITIES - 0.25%		2,101

NET ASSETS - 100.00%		$ 842,039

* Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Shares		Value

COMMON STOCK - 7.08%

Crude Petroleum & Natural Gas - 0.09%
4,000	Pengrowth Energy Corp.	$ 2,933

Footwear (No Rubber) - 0.71%
800	Steve Madden Ltd. *	24,176

Miscellaneous Food Preparation - 1.15%
5,500	Inventure Foods, Inc. *	39,050

Perfumes, Cosmetics & Other Toilet Preparations - 0.44%
790	United Guardian, Inc.	15,128

Petroleum Refining - 0.07%
100	BP Prudhoe Bay Royalty Trust Co.	2,494

Pharmaceutical Preparations - 0.58%
20,000	Apricus Biosciences, Inc. *	19,800

Retail-Eating Places - 0.79%
800	Fiesta Retaurant Group, Inc. *	26,880

Services-Computer Integrated Systems Design - 0.85%
1,800	Quality Systems, Inc.	29,016

Services-Computer Processing & Data Preparation - 0.74%
5,000	Zix Corp. *	25,400

Telephone Communications - 0.29%
3,000	Fusion Telecommunications Intl., Inc. *	9,780

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.37%
400	Watsco, Inc.	46,852

TOTAL FOR COMMON STOCK (Cost $270,466) - 7.08%		241,509

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2015

Shares		Value

EXCHANGE TRADED FUNDS - 47.10%
600	Guggenheim S&P SmallCap 600 Pure Growth ETF	$ 48,516
350	iShares Core S&P Small Cap ETF	38,538
200	iShares Russell 2000 Index Fund	22,524
1,075	iShares Russell 2000 Value Index	98,836
3,175	iShares Russell Microcap Index Fund	228,917
5,180	iShares S&P Smallcap 600 Growth Index Fund	643,926
1,100	PowerShares Global Water Portfolio	23,023
400	Vanguard Small Cap ETF	44,256
400	WisdomTree Midcap Earnings	34,856
5,000	WisdomTree Small Cap Dividend	324,650
1,300	WisdomTree Small Cap Earnings ETF	98,540
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,251,057) - 47.10%		1,606,582

OPEN END MUTUAL FUNDS - 42.20%
12,461	Aberdeen Smallcap Fund Class A *	333,701
15,960	Columbia Acorn Fund Class Z	308,657
4,527	Franklin Microcap Value Fund Class A	129,794
2,749	Hancock Horizon Burkenroad Smallcap Class D	146,023
3,797	Satuit Capital U.S. Emerging Companies Fund Class A	95,732
5,417	Touchstone Smallcap Core Fund Class Y	85,213
57,510	Wasatch Smallcap Value Fund	340,457
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,263,045) - 42.20%		1,439,577

REAL ESTATE INVESTMENT TRUSTS - 1.96%
700	EastGroup Properties, Inc.	38,927
1,300	One Liberties Properties, Inc.	27,898
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $60,188) - 1.96%		66,825

MONEY MARKET FUND - 1.75%
59,800	Federated Prime Obligations Fund - Institutional Class 0.23%** (Cost $59,800)	59,800

TOTAL INVESTMENTS (Cost $2,904,556) - 100.09%		3,414,293

LIABILITIES LESS OTHER ASSETS - (0.09)%		(3,107)

NET ASSETS - 100.00%		$ 3,411,186

 * Non-income producing securities during the period.

 ** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

       December 31, 2015

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,502,545; $1,556,029; $1,843,638; $2,185,160;	$ 3,161,322	$1,509,453	$ 2,123,224	$3,159,586	$ 839,938	$3,414,293
$843,041; $2,904,556, respectively)
Cash	71	-	84	-	-	-
Receivables:
Portfolio Securities Sold	-	-	-	-	-	-
Shareholder Subscriptions	797	51	580	334	139	418
Dividends and Interest	2,614	9,752	3	1,428	2,832	1,486
Prepaid Expenses	1,557	773	1,074	1,636	439	1,659
Total Assets	3,166,361	1,520,029	2,124,965	3,162,984	843,348	3,417,856
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	901	135	607	901	-	978
Accrued Administrative Fees	113	54	76	113	30	122
Accrued Trustee Fees	-	8	7	-	5	19
Accrued Distribution Fees	15	62	3	75	13	11
Shareholder Redemptions	724	-	685	740	-	721
Other Accrued Expenses	2,753	1,329	3,033	2,471	1,261	3,179
Dividends Payable	347	21	-	732	-	1,640
Total Liabilities	4,853	1,609	4,411	5,032	1,309	6,670
Net Assets	$ 3,161,508	$1,518,420	$ 2,120,554	$3,157,952	$ 842,039	$3,411,186

Net Assets Consist of:
Paid In Capital	$ 2,483,955	$1,705,693	$ 1,876,520	$2,187,401	$ 855,969	$2,906,720
Accumulated Undistributed Realized Gain (Loss) on Investments	18,776	(140,697)	(35,552)	(3,875)	(10,827)	(5,271)
Unrealized Appreciation (Depreciation) in Value of Investments	658,777	(46,576)	279,586	974,426	(3,103)	509,737
Net Assets (for 236,293; 158,118; 219,729; 225,781; 94,480; 291,251, shares outstanding, respectively)	$ 3,161,508	$1,518,420	$ 2,120,554	$3,157,952	$ 842,039	$3,411,186
Net Asset Value and Offering Price Per Share	$ 13.38	$ 9.60	$ 9.65	$ 13.99	$ 8.91	$ 11.71

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $376, $0, $266, $22, $0, $222 respectively)	$ 54,753	$ 1,553	$ 44,281	$ 43,705	$ 562	$ 40,799
Interest	125	38,620	85	120	13,943	118
Total Investment Income	54,878	40,173	44,366	43,825	14,505	40,917

Expenses:
Advisory Fees (Note 3)	26,925	4,387	18,786	26,926	2,523	28,448
Distribution Fees (Note 3)	191	587	82	442	185	143
Transfer Agent and Fund Accounting Fees	13,244	6,588	9,417	12,810	3,780	13,870
Administrative Fees	3,366	1,755	2,348	3,366	1,009	3,556
Audit and Tax Service Fees	8,773	4,380	6,230	8,665	2,633	9,119
Legal Fees	3,750	1,790	2,720	3,650	1,160	4,015
Custody Fees	3,367	2,756	2,920	3,202	2,647	3,385
Printing Fees	730	365	580	821	265	813
Insurance Fees	3,754	1,907	2,726	3,789	1,124	4,161
Director's Fees	2,020	1,077	1,442	1,991	620	2,240
Registration Fees	1,778	900	1,299	1,795	627	1,984
Other	2,390	1,095	1,725	2,255	745	2,555
Total Expenses	70,288	27,587	50,275	69,712	17,318	74,289
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(2,523)	-
Net Expenses	70,288	27,587	50,275	69,712	14,795	74,289

Net Investment Income (Loss)	(15,410)	12,586	(5,909)	(25,887)	(290)	(33,372)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(49,279)	2,502	(52,799)	45,034	(4)	183,934
Capital Gain Distributions from Investment Companies	80,208	81	12,937	93,684	6	170,062
Net Change in Unrealized Appreciation (Depreciation) on Investments	(177,323)	(49,872)	(126,017)	(240,540)	1,430	(557,233)
Net Realized and Unrealized Gain (Loss) on Investments	(146,394)	(47,289)	(165,879)	(101,822)	1,432	(203,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (161,804)	$ (34,703)	$(171,788)	$(127,709)	$ 1,142	$(236,609)

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (15,410)	$ (11,942)
Net Realized Gain on Investments	30,929	241,622
Net Change in Unrealized Depreciation on Investments	(177,323)	(149,860)
Net Increase (Decrease) in Net Assets Resulting from Operations	(161,804)	79,820

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(30,235)	(232,967)
Net Change in Net Assets from Distributions	(30,235)	(232,967)

Capital Share Transactions:
Proceeds from Sale of Shares	265,045	184,842
Shares Issued on Reinvestment of Dividends	29,888	231,810
Cost of Shares Redeemed	(315,933)	(388,419)
Net Increase (Decrease) from Shareholder Activity	(21,000)	28,233

Net Assets:
Net Decrease in Net Assets	(213,039)	(124,914)
Beginning of Period	3,374,547	3,499,461
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(15,410) and $0, respectively)	$ 3,161,508	$ 3,374,547

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 12,586	$ 15,099
Net Realized Gain on Investments	2,583	11,697
Net Change in Unrealized Depreciation on Investments	(49,872)	(28,002)
Net Decrease in Net Assets Resulting from Operations	(34,703)	(1,206)

Distributions to Shareholders from:
Net Investment Income	(12,657)	(15,098)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(12,657)	(15,098)

Capital Share Transactions:
Proceeds from Sale of Shares	342,969	112,046
Shares Issued on Reinvestment of Dividends	12,563	14,990
Cost of Shares Redeemed	(455,971)	(515,747)
Net Decrease from Shareholder Activity	(100,439)	(388,711)

Net Assets:
Net Decrease in Net Assets	(147,799)	(405,015)
Beginning of Period	1,666,219	2,071,234
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(71) and $0, respectively)	$ 1,518,420	$ 1,666,219

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (5,909)	$ 12,664
Net Realized Gain (Loss) on Investments	(39,862)	186,355
Net Change in Unrealized Depreciation on Investments	(126,017)	(407,092)
Net Decrease in Net Assets Resulting from Operations	(171,788)	(208,073)

Distributions to Shareholders from:
Net Investment Income	-	(12,662)
Realized Gains	-	(190,154)
Net Change in Net Assets from Distributions	-	(202,816)

Capital Share Transactions:
Proceeds from Sale of Shares	82,511	78,512
Shares Issued on Reinvestment of Dividends	-	201,534
Cost of Shares Redeemed	(168,179)	(476,160)
Net Decrease from Shareholder Activity	(85,668)	(196,114)

Net Assets:
Net Decrease in Net Assets	(257,456)	(607,003)
Beginning of Period	2,378,010	2,985,013
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(5,909) and $0, respectively)	$ 2,120,554	$ 2,378,010

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (25,887)	$ (20,889)
Net Realized Gain on Investments	138,718	388,716
Net Change in Unrealized Depreciation on Investments	(240,540)	(168,121)
Net Increase (Decrease) in Net Assets Resulting from Operations	(127,709)	199,706

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(140,346)	(335,108)
Net Change in Net Assets from Distributions	(140,346)	(335,108)

Capital Share Transactions:
Proceeds from Sale of Shares	240,818	130,139
Shares Issued on Reinvestment of Dividends	139,614	333,251
Cost of Shares Redeemed	(388,373)	(588,099)
Net Decrease from Shareholder Activity	(7,941)	(124,709)

Net Assets:
Net Decrease in Net Assets	(275,996)	(260,111)
Beginning of Period	3,433,948	3,694,059
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(25,887) and $0, respectively)	$ 3,157,952	$ 3,433,948

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (290)	$ (1,500)
Net Realized Gain on Investments	2	267
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,430	(9,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142	(10,658)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	165,539	472,725
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(620,772)	(452,578)
Net Increase (Decrease) from Shareholder Activity	(455,233)	20,147

Net Assets:
Net Increase (Decrease) in Net Assets	(454,091)	9,489
Beginning of Period	1,296,130	1,286,641
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(290) and $0, respectively)	$ 842,039	$ 1,296,130

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (33,372)	$ (45,182)
Net Realized Gain on Investments	353,996	224,246
Net Change in Unrealized Depreciation on Investments	(557,233)	(228,027)
Net Decrease in Net Assets Resulting from Operations	(236,609)	(48,963)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(353,276)	(229,457)
Net Change in Net Assets from Distributions	(353,276)	(229,457)

Capital Share Transactions:
Proceeds from Sale of Shares	351,033	100,246
Shares Issued on Reinvestment of Dividends	351,636	228,346
Cost of Shares Redeemed	(445,754)	(708,547)
Net Increase (Decrease) from Shareholder Activity	256,915	(379,955)

Net Assets:
Net Decrease in Net Assets	(332,970)	(658,375)
Beginning of Period	3,744,156	4,402,531
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(33,372) and $0, respectively)	$ 3,411,186	$ 3,744,156

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 14.25	$ 14.97	$ 13.00	$ 11.96	$ 12.92

Income From Investment Operations: ***
Net Investment Loss *	(0.07)	(0.05)	(0.06)	(0.06)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.67)	0.39	2.65	1.16	(0.87)
Total from Investment Operations	(0.74)	0.34	2.59	1.10	(0.96)

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(0.13)	(1.06)	(0.62)	(0.06)	-
Total from Distributions	(0.13)	(1.06)	(0.62)	(0.06)	-

Net Asset Value, at End of Period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96

Total Return **	(5.20)%	2.25%	20.01%	9.18%	(7.43)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,162	$ 3,375	$ 3,499	$ 2,816	$ 2,790
Ratio of Expenses to Average Net Assets	2.09%	1.97%	1.96%	2.16%	2.23%
Ratio of Net Investment Loss to Average Net Assets	(0.46)%	(0.35)%	(0.42)%	(0.46)%	(0.72)%
Portfolio Turnover	29.65%	25.18%	21.90%	10.84%	36.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 9.87	$ 9.96	$ 10.17	$ 9.85	$ 9.97

Income From Investment Operations: ***
Net Investment Income *	0.07	0.08	0.14	0.14	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.27)	(0.09)	(0.21)	0.32	(0.12)
Total from Investment Operations	(0.20)	(0.01)	(0.07)	0.46	0.03

Distributions:
From Net Investment Income	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.07)	(0.08)	(0.14)	(0.14)	(0.15)

Net Asset Value, at End of Period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85

Total Return **	(2.02)%	(0.08)%	(0.68)%	4.68%	0.32%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,518	$ 1,666	$ 2,071	$ 2,377	$ 2,435
Ratio of Expenses to Average Net Assets	1.57%	1.53%	1.46%	1.61%	1.71%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.83%	1.37%	1.37%	1.50%
Portfolio Turnover	17.30%	12.92%	5.07%	22.53%	88.18%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 10.45	$ 12.42	$ 11.54	$ 10.49	$ 12.59

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.03)	0.06	(0.02)	(0.03)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.77)	(1.06)	0.98	1.29	(1.90)
Total from Investment Operations	(0.80)	(1.00)	0.96	1.26	(1.96)

Distributions:
From Net Investment Income	-	(0.06)	-	-	-
From Net Realized Gain	-	(0.91)	(0.08)	(0.21)	(0.14)
Total from Distributions	-	(0.97)	(0.08)	(0.21)	(0.14)

Net Asset Value, at End of Period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49

Total Return **	(7.57)%	(8.10)%	8.31%	11.98%	(15.55)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,121	$ 2,378	$ 2,985	$ 2,664	$ 2,509
Ratio of Expenses to Average Net Assets	2.14%	1.99%	1.98%	2.17%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	0.48%	(0.18)%	(0.31)%	(0.53)%
Portfolio Turnover	17.45%	17.58%	14.37%	12.86%	47.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 15.23	$ 15.92	$ 12.67	$ 11.43	$ 11.91

Income From Investment Operations: ***
Net Investment Loss *	(0.11)	(0.10)	(0.10)	(0.08)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.48)	1.06	3.35	1.32	(0.36)
Total from Investment Operations	(0.59)	0.96	3.25	1.24	(0.48)

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(0.65)	(1.65)	-	-	-
Total from Distributions	(0.65)	(1.65)	-	-	-

Net Asset Value, at End of Period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43

Total Return **	(3.87)%	6.03%	25.65%	10.85%	(4.03)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,158	$ 3,434	$ 3,694	$ 2,969	$ 2,991
Ratio of Expenses to Average Net Assets	2.07%	1.99%	1.94%	2.14%	2.22%
Ratio of Net Investment Loss to Average Net Assets	(0.77)%	(0.61)%	(0.72)%	(0.66)%	(1.01)%
Portfolio Turnover	30.02%	21.72%	15.81%	5.55%	32.42%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

		Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 8.91	$ 8.98	$ 9.02	$ 8.86	$ 9.02

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.00) (a)	(0.01)	0.06	0.06	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.00(a)	(0.06)	(0.04)	0.16	(0.14)
Total from Investment Operations	0.00	(0.07)	0.02	0.22	(0.08)

Distributions:
From Net Investment Income	-	-	(0.06)	(0.06)	(0.06)
Return of Capital	-	-	-	-	(0.02)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	-	-	(0.06)	(0.06)	(0.08)

Net Asset Value, at End of Period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86

Total Return **	0.00%	(0.78)%	0.23%	2.48%	(0.85)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 842	$ 1,296	$ 1,287	$ 1,280	$ 1,457
Ratio of Expenses to Average Net Assets	1.47%	1.48%	1.52%	1.55%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03)%	(0.11)%	0.69%	0.64%	0.69%
Portfolio Turnover	0.00%	3.31%	48.25%	16.74%	99.92%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.06)%	-	(0.04)%	(0.12)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011

Net Asset Value, at Beginning of Period	$ 14.01	$ 15.09	$ 11.67	$ 10.35	$ 11.26

Income From Investment Operations: ***
Net Investment Loss *	(0.13)	(0.17)	(0.16)	(0.11)	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.82)	0.01	3.91	1.43	(0.74)
Total from Investment Operations	(0.95)	(0.16)	3.75	1.32	(0.91)

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(1.35)	(0.92)	(0.33)	-	-
Total from Distributions	(1.35)	(0.92)	(0.33)	-	-

Net Asset Value, at End of Period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35

Total Return **	(6.76)%	(1.09)%	32.14%	12.75%	(8.08)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,411	$ 3,744	$ 4,403	$ 3,254	$ 3,046
Ratio of Expenses to Average Net Assets	2.09%	1.98%	1.94%	2.13%	2.20%
Ratio of Net Investment Loss to Average Net Assets	(0.94)%	(1.15)%	(1.21)%	(0.95)%	(1.53)%
Portfolio Turnover	39.36%	12.38%	10.62%	14.95%	36.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Accounting Principles Generally Accepted in the United States (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2015.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 727,645	-	-	$ 727,645
Exchange Traded Funds	1,054,700	-	-	1,054,700
Open-End Funds	1,156,693	-	-	1,156,693
Real Estate Investment Trusts	140,143	-	-	140,143
Short-Term Investments	82,141	-	-	82,141
Total	$ 3,161,322	-	-	$ 3,161,322

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,195,262	-	$ 1,195,262
Exchange Traded Funds	147,703	-	-	147,703
Real Estate Investment Trust	100,435	-	-	100,435
Revenue Bond	14,251	-	-	14,251
Short-Term Investments	51,802	-	-	51,802
Total	$ 314,191	$ 1,195,262	-	$ 1,509,453

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,253	-	-	$ 56,253
Exchange Traded Funds	709,208	-	-	709,208
Open-End Funds	1,341,350	-	-	1,341,350
Short-Term Investments	16,413	-	-	16,413
Total	$2,123,224	-	-	$ 2,123,224

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 595,882	-	-	$ 595,882
Exchange Traded Funds	909,688	-	-	909,688
Open-End Funds	1,491,867	-	-	1,491,867
Real Estate Investment Trusts	119,325	-	-	119,325
Short-Term Investments	42,824	-	-	42,824
Total	$ 3,159,586	-	-	$ 3,159,586

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 815,974	-	$ 815,974
Exchange Traded Funds	7,899	-	-	7,899
Short-Term Investments	16,065	-	-	16,065
Total	$ 23,964	$ 815,974	-	$ 839,938

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 241,509	-	-	$ 241,509
Exchange Traded Funds	1,606,582	-	-	1,606,582
Open-End Funds	1,439,577	-	-	1,439,577
Real Estate Investment Trusts	66,825	-	-	66,825
Short-Term Investments	59,800	-	-	59,800
Total	$ 3,414,293	-	-	$ 3,414,293

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2015.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2013-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Reclassifications: In accordance with GAAP, the Funds recorded a permanent book/tax difference of $15,410, $71, $5,909, $25,887, $290, and $33,372 from net investment loss to paid-in-capital for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2015, the Adviser earned $26,925, $4,387, $18,786, $26,926, $2,523, and $28,448 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the year ended December 31, 2015, the Adviser voluntarily waived $2,523 in expenses for the STBF.  As of December 31, 2015, the Fund owed the Adviser for management fees $901, $135, $607, $901, $0, and $978 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the year ended December 31, 2015, the distribution fees were as follows, $191, $587, $82, $442, $185, and $143 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2015, the Fund owed the $15, $62, $3, $75, $13, and $11 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2015, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	1,052	1,225	11,244	19,177	11,678	18,619
Employees	-	-	-	3,048	-	-
	1,052	1,225	11,244	22,225	11,678	18,619
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$10,103	$ 10,916	$157,307	$ 224,565	$112,692	$249,126
Employees	-	-	-	$ 35,697	-	-
	$ 10,103	$ 10,916	$ 157,307	$ 260,262	$ 112,692	$ 249,126

Shares Outstanding	158,113	94,464	225,810	291,277	219,740	236,287

Percentage of Ownership (Weisbrod+Employee)	0.67%	1.30%	4.98%	7.63%	5.31%	7.88%

Percentage of Ownership (Weisbrod only)	0.67%	1.30%	4.98%	6.58%	5.31%	7.88%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the year ended December 31, 2015, were $9,390.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at December 31, 2015, was $2,483,955 representing 236,293 shares outstanding for the ACF, $1,705,693 representing 158,118 shares outstanding for the GBF, $1,876,520 representing 219,729 shares outstanding for the INTF, $2,187,401 representing 225,781 shares outstanding for the LCSF, $855,969 representing 94,480 shares outstanding for the STBF, and $2,906,720 representing 291,251 shares outstanding for the SCSF. Transactions in capital shares for the years ended December 31, 2015 and 2014 were as follows:

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

	December 31, 2015
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	19,463	34,747	8,147	16,009	18,507	25,644
Shares issued on Reinvestment of Dividends	2,234	1,287	-	9,980	-	30,029
Shares Redeemed	(22,200)	(46,764)	(16,147)	(25,740)	(69,527)	(31,744)
Net Increase (Decrease)	(503)	(10,730)	(8,000)	249	(51,020)	23,929

	December 31, 2015
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$265,045	$ 342,969	$ 82,511	$ 240,818	$ 165,539	$ 351,033
Shares issued on Reinvestment of Dividends	29,888	12,563	-	139,614	-	351,636
Shares Redeemed	(315,933)	(455,971)	(168,179)	(388,373)	(620,772)	(445,754)
Net Increase (Decrease)	$(21,000)	$(100,439)	$ (85,668)	$ (7,941)	$(455,233)	$ 256,915

	December 31, 2014
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	12,288	11,223	6,626	8,241	52,659	6,999
Shares issued on Reinvestment of Dividends	16,267	1,505	19,304	21,881	-	16,299
Shares Redeemed	(25,539)	(51,734)	(38,610)	(36,675)	(50,445)	(47,817)
Net Increase (Decrease)	3,016	(39,006)	(12,680)	(6,553)	2,214	(24,519)

	December 31, 2014
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$184,842	$112,046	$78,512	$130,139	$472,725	$ 100,246
Shares issued on Reinvestment of Dividends	231,810	14,990	201,534	333,251	-	228,346
Shares Redeemed	(388,419)	(515,747)	(476,160)	(588,099)	(452,578)	(708,547)
Net Increase (Decrease)	$ 28,233	$(388,711)	$(196,114)	$(124,709)	$ 20,147	$(379,955)

Note 5. Investment Transactions

For the year ended December 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $950,844 and $1,015,351 for the ACF, $282,752 and $420,283 for the GBF, $390,922 and $455,057 for the INTF, $963,603 and $1,155,660 for the LCSF, $0 and $445,075 for the STBF, and $1,340,967 and $1,428,450 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2015, the tax cost basis for investments held were as follows: $2,502,545 for the ACF, $1,556,029 for the GBF, $1,843,638 for the INTF, $2,185,160 for the LCSF, $843,041 for the STBF, and $2,904,556 for the SCSF, respectively.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

At December 31, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$736,228	$(77,451)	$658,777

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$13,008	$(59,584)	$(46,576)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$357,809	$(78,223)	$279,586

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,009,826	$(35,400)	$974,426

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,118	$(4,221)	$(3,103)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$674,346	$(164,609)	$509,737

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (15,410)
Undistributed capital gain	18,776
Unrealized appreciation on investments	658,777

GBF	Value
Undistributed ordinary loss	$ (71)
Undistributed capital loss	(140,697)
Unrealized depreciation on investments	(46,576)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

INTF	Value
Undistributed ordinary loss	$ (5,909)
Undistributed capital loss	(35,552)
Unrealized appreciation on investments	279,586

LCSF	Value
Undistributed ordinary loss	$ (25,887)
Undistributed capital loss	(3,875)
Unrealized appreciation on investments	974,426

STBF	Value
Undistributed ordinary loss	$ (290)
Undistributed capital loss	(10,827)
Unrealized depreciation on investments	(3,103)

SCSF	Value
Undistributed ordinary loss	$ (33,372)
Undistributed capital loss	(5,271)
Unrealized appreciation on investments	509,737

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the years ended December 31, 2015 and 2014 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
December 31, 2015

Ordinary Distribution	$ -	$ 12,657	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 30,237	$ -	$ -	$ 140,346	$ -	$ 353,278

December 31, 2014

Ordinary Distribution	$ -	$15,098	$ 12,662	$ -	$ -	$ -
Capital Gain Distribution	$232,967	$ -	$190,154	$335,108	$ -	$229,457

As of December 31, 2015, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2016	-	88,088	-	-	-	-
2017	-	55,195	-	-	10,831	-
2018	-	-	-	-	-	-
No Expiration	-	-	-	-	-	-
	$ -	$ 143,283	$ -	$ -	$ 10,831	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

Staar Investment Trust

We have audited the accompanying statements of assets and liabilities of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of , and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2015, 2014, 2013 and 2012. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the financial highlights, for the year ended December 31, 2011 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 25, 2012.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of , by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Staar Investment Trust as of , the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2015, 2014, 2013, and 2012 in conformity with accounting principles generally accepted in the United States of America.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

February 23, 2016

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

 Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$930.38	$10.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.17	$11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

General Bond

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$980.28	$8.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.09	$8.19

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$898.51	$10.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$981.91	$10.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.42	$10.87

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$1,004.49	$7.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$909.63	$10.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.27	$11.02

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

DECEMBER 31, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 63	Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 77	Trustee	Continuous, 16 yrs.	1 Series Trust (6 Funds)	Advertising/ Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 67	Secretary/Trustee	Continuous, 20 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

DECEMBER 31, 2015 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2015 (UNAUDITED)

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 65	Indeterminate / 20 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 20 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 77	Indeterminate / 16 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 63	Indeterminate / 15 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education: 1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2015.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2015 (UNAUDITED)

 Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Renewal of Investment Advisory Agreement

During a Board meeting held on December 1, 2015, the Trustees reviewed and discussed amongst other things, the renewal of the advisory agreement.  There were multiple considerations taken into account; performance, conflicts of interest, and expenses.  It was decided to renew the agreement for an additional year.

This Page Was Left Blank Intentionally

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

(f) The Code of Ethics may be found at www.staarfunds.com

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(b) Audit related fees include fees billed in connection with assurance and related services provided by the registrant.

(c) Tax fees include fees billed in connection with the tax compliance, planning, and advice services provided by the Registrant.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                                   2015               2014

                                 -------               -------

Audit Fees           $ 29,900          $ 29,500

Audit-Related          0,000               0,000

Tax Fees                  9,000               9,000

All Other Fees                0                      0

                              ---------             -------

Total                   $ 38,500         $ 38,500

(e)  The Audit Committee annually meets with the independent registered accounting firm to review and approve the audit plan prior to execution.  Items covered in the related report and meeting include, among other things: update of the auditor’s understanding the entity and its operating environment, audit objectives, anticipated reports to be issued, other services to be rendered, audit planning activities to date and resulting service fees segregated as prescribed into audit, audit-related and tax service fees. Upon conclusion of the meeting, the Audit Committee Chairman executes an engagement letter covering audit, audit-related and tax service fees.

 During the course of the audit work, the Audit Committee Chairman is kept informed of any significant issues that arise, including those that have an effect on audit scope. At the conclusion of the audit, and prior to issuance, the Audit Committee meets with the independent registered accounting firm to review a summary of the audit through review of various reports, including the required communication to the Audit Committee.

Using the above described procedures, the Audit Committee considers 100% of the independent registered accounting fees to be approved. The Registrant considers the Audit Committee's administration of the engagement to be in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(f) There were no audit, audit-related or tax services provided by persons other than the Registrant's independent registered accounting firm's full-time, permanent employees.

 (g) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor.

(h) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor or to any entity controlling, controlled by, or under common control with the advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF  INVESTMENTS.

Not applicable – schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

Date: March 4, 2016